Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2022
Loans
19 Loans
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
For financial reporting purposes, the carrying values of loans and related allowance for credit losses are presented in accordance with US GAAP and are not comparable with the regulatory credit risk exposures presented in our disclosures required under Pillar 3 of the Basel framework.
Loans
end of	2022	2021
Loans (CHF million)
Mortgages	107,484	110,533
Loans collateralized by securities	37,639	51,253
Consumer finance	5,701	5,075
Consumer	150,824	166,861
Real estate	25,463	28,529
Commercial and industrial loans	62,057	69,129
Financial institutions	24,700	25,222
Governments and public institutions	2,555	3,323
Corporate & institutional	114,775	126,203
Gross loans	265,599	293,064
of which held at amortized cost	258,241	282,821
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,363)	(1,297)
Net loans	264,165	291,686
Gross loans by location
Switzerland	163,800	167,957
Foreign	101,799	125,107
Gross loans	265,599	293,064
Impaired loans
Non-performing loans	1,614	1,666
Non-interest-earning loans	349	298
Non-accrual loans	1,963	1,964
Restructured loans	484	367
Potential problem loans	977	436
Other impaired loans	1,461	803
Gross impaired loans [1]	3,424	2,767
1
As of December 31, 2022 and 2021, CHF 130 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

In accordance with Group policies, impaired loans include non-accrual loans, comprised of non-performing loans and non-interest-earning loans, as well as restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on loans and categories of impaired loans.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.

Bank
Loans
18 Loans
> Refer to “Note 19 – Loans” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Loans
end of	2022	2021
Loans (CHF million)
Mortgages	107,484	110,533
Loans collateralized by securities	37,639	51,253
Consumer finance	5,701	5,075
Consumer	150,824	166,861
Real estate	25,463	28,529
Commercial and industrial loans	62,740	69,756
Financial institutions	27,955	33,266
Governments and public institutions	2,555	3,323
Corporate & institutional	118,713	134,874
Gross loans	269,537	301,735
of which held at amortized cost	262,179	291,492
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,362)	(1,296)
Net loans	268,104	300,358
Gross loans by location
Switzerland	166,982	175,903
Foreign	102,555	125,832
Gross loans	269,537	301,735
Impaired loans
Non-performing loans	1,614	1,666
Non-interest-earning loans	338	286
Non-accrual loans	1,952	1,952
Restructured loans	484	367
Potential problem loans	977	436
Other impaired loans	1,461	803
Gross impaired loans [1]	3,413	2,755
1
As of December 31, 2022 and 2021, CHF 130 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

> Refer to “Loans” in Note 1 – Summary of significant accounting policies in VI – Consolidated financial statements – Credit Suisse Group for further information on categories of impaired loans.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.